INVENTORY, NET	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY, NET

6. INVENTORY, NET

Inventory consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Finished goods	4,722	3,665
Raw materials	10,549	15,720
Work-in-process	4,818	7,517
Inventory, subtotal	20,089	26,902
Less: inventory impairment provision	(8,944)	(12,117)
Inventory, net	11,145	14,785

Finished goods primarily consist of vehicles ready for transit at production factories, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at its delivery and service centers, vehicle parts and charging piles.

Raw materials primarily consist of materials for volume production.

Work-in-process primarily consist of vehicles in production which will be transferred into finished goods inventory when completed.

For the years ended December 31, 2024, 2023 and 2022, write-downs of inventories to net realizable value were US$4.02 million, US$4.51 million and US$4.45 million, respectively.